Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended	81 Months Ended
	Oct. 09, 2019	Jun. 30, 2020	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000213732
Account Value [Line Items]
Line Graph and Table Measure Name			HCM Defender 100 Index ETF
Accumulated Value	$ 10,000	$ 12,111		$ 19,210	$ 14,809	$ 18,922	$ 24,731	$ 27,223	$ 34,577
C000213733
Account Value [Line Items]
Line Graph and Table Measure Name			HCM Defender 500 Index ETF
Accumulated Value	10,000	10,078		16,047	13,953	15,916	20,130	22,242	26,186
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	13,304		19,205	15,292	20,358	26,622	30,910	41,538
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,772		15,166	13,556	16,212	20,193	23,255	28,447
HCM Defender 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			HCM Defender 100 Index
Accumulated Value	10,000	12,542		18,158	15,127	19,632	25,588	28,140	34,229
HCM Defender 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			HCM Defender 500 Index
Accumulated Value	$ 10,000	$ 10,559		$ 15,005	$ 13,307	$ 15,084	$ 18,243	$ 20,431	$ 23,908